Label	Element	Value
(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) | (Disciplined Value International Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 19 to 21 of this prospectus under "Sales charge reductions and waivers" or pages 87 to 90 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity and equity-related securities issued by non-U.S. companies of any capitalization size. The fund may invest in all types of equity and equity-related securities, including, without limitation, exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, shares of other investment companies (including exchange-traded funds (ETFs)), real estate investment trusts (REITs), and equity participations. Equity participations are loans that give the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The fund defines non-U.S. companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits, from businesses, investments, or sales outside of the United States. The fund's non-U.S. investments, which may be denominated in U.S. or foreign currencies, primarily focus on developed markets, but may include emerging- and frontier-market investments.

The fund generally invests in the equity securities of issuers the manager believes are undervalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis of issuer-specific factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow.

The fund may invest in derivatives. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include put and call options, futures, forward contracts, and swaps. The fund may invest up to 15% of its net assets in illiquid securities and may participate as a purchaser in Initial Public Offerings (IPOs). The fund may also seek to increase its income by lending portfolio securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closed transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: foreign currency forward contracts, futures contracts, options, and swaps. Futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. An impairment of a fund's ability to sell securities or close derivative positions at advantageous prices exposes the fund to liquidity risk. Liquidity risk may result from reduced market activity or participation, legal restrictions, or other economic and market impediments.

Participatory notes risk. Due to transaction costs and other expenses, participatory notes (p-notes) will not replicate exactly the performance of their underlying securities. P-notes are general unsecured contractual obligations that are subject to liquidity risk and a high degree of counterparty risk.

Preferred stock risk. Preferred stock generally ranks senior to common stock with respect to dividends and liquidation but ranks junior to debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Small and mid-size company risk. Small and mid-size companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, Class R4, and Class R6 shares).

A note on performance

The fund is the successor to Robeco Boston Partners International Equity Fund, a series of The RBB Fund, Inc. (the predecessor fund), which commenced operations on December 30, 2011. Class A, Class C, Class I, Class R2, Class R4, and Class R6 shares of the fund commenced operations on September 29, 2014. For periods prior to September 29, 2014, performance shown is the actual performance of the sole share class of the predecessor fund and has not been adjusted to reflect the fees and expenses, including any Rule 12b-1 fees and/or sales charges, of any class of shares of the fund. As a result, the performance shown below may be higher than if adjusted to reflect the fees and expenses, including any Rule 12b-1 fees and/or sales charges, of the particular class of shares of the fund.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2015, was –1.69%. Best quarter: Q3 '13, 11.58% Worst quarter: Q2 '12, –6.39%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/14
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns (shown for Class A shares only)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class R2, Class R4, and Class R6 shares)
(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) | (Disciplined Value International Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) | (Disciplined Value International Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.60%
Other Expenses Over Asstes	rr_OtherExpensesOverAssets	0.60%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 633
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	999
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,389
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,477
Annual Return 2012	rr_AnnualReturn2012	16.89%
Annual Return 2013	rr_AnnualReturn2013	29.84%
Annual Return 2014	rr_AnnualReturn2014	(5.17%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2015, was –1.69%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.69%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '13, 11.58%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q2 '12, –6.39%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.39%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
1 Year	rr_AverageAnnualReturnYear01	(9.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) | (Disciplined Value International Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) | (Disciplined Value International Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) | (Disciplined Value International Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.59%
Other Expenses Over Asstes	rr_OtherExpensesOverAssets	0.59%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.49%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	736
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,794
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	736
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,288
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,794
1 Year	rr_AverageAnnualReturnYear01	(6.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) | (Disciplined Value International Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.58%
Other Expenses Over Asstes	rr_OtherExpensesOverAssets	0.58%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	768
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,732
1 Year	rr_AverageAnnualReturnYear01	(5.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) | (Disciplined Value International Fund) | Class R2
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%	[4]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.48%
Other Expenses Over Asstes	rr_OtherExpensesOverAssets	0.73%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	550
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	977
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,167
1 Year	rr_AverageAnnualReturnYear01	(5.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) | (Disciplined Value International Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%	[4]
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other Expenses Over Asstes	rr_OtherExpensesOverAssets	0.59%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[3],[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	497
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	895
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,009
1 Year	rr_AverageAnnualReturnYear01	(5.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) | (Disciplined Value International Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other Expenses Over Asstes	rr_OtherExpensesOverAssets	0.49%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	719
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,630
1 Year	rr_AverageAnnualReturnYear01	(5.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
(John Hancock Disciplined Value International Fund - Classes R1, R3 and R5) | (Disciplined Value International Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3, and Class R5 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity and equity-related securities issued by non-U.S. companies of any capitalization size. The fund may invest in all types of equity and equity-related securities, including, without limitation, exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, shares of other investment companies (including exchange-traded funds (ETFs)), real estate investment trusts (REITs), and equity participations. Equity participations are loans that give the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The fund defines non-U.S. companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits, from businesses, investments, or sales outside of the United States. The fund's non-U.S. investments, which may be denominated in U.S. or foreign currencies, primarily focus on developed markets, but may include emerging- and frontier-market investments.

The fund generally invests in the equity securities of issuers the manager believes are undervalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis of issuer-specific factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow.

The fund may invest in derivatives. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include put and call options, futures, forward contracts, and swaps. The fund may invest up to 15% of its net assets in illiquid securities and may participate as a purchaser in Initial Public Offerings (IPOs). The fund may also seek to increase its income by lending portfolio securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closed transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: foreign currency forward contracts, futures contracts, options, and swaps. Futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. An impairment of a fund's ability to sell securities or close derivative positions at advantageous prices exposes the fund to liquidity risk. Liquidity risk may result from reduced market activity or participation, legal restrictions, or other economic and market impediments.

Participatory notes risk. Due to transaction costs and other expenses, participatory notes (p-notes) will not replicate exactly the performance of their underlying securities. P-notes are general unsecured contractual obligations that are subject to liquidity risk and a high degree of counterparty risk.

Preferred stock risk. Preferred stock generally ranks senior to common stock with respect to dividends and liquidation but ranks junior to debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Small and mid-size company risk. Small and mid-size companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

A note on performance

The fund is the successor to Robeco Boston Partners International Equity Fund, a series of The RBB Fund, Inc. (the predecessor fund), which commenced operations on December 30, 2011. Class R6 shares commenced operations on September 29, 2014. Because Class R1, Class R3, and Class R5 shares had not commenced operations as of the date of this prospectus, the returns shown are those of Class R6 shares. For periods prior to September 29, 2014, performance shown is the actual performance of the sole share class of the predecessor fund and has not been adjusted to reflect the fees and expenses, including any Rule 12b-1 fees, of any class of shares of the fund. As a result, the performance shown below may be higher than if adjusted to reflect the fees and expenses,including any Rule 12b-1 fees, of the particular class of shares of the fund.

Please note that after-tax returns (shown for Class R1 shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class R1
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2015, was –1.43%. Best quarter: Q3 '13, 11.58% Worst quarter: Q2 '12, –6.39%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/14
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class R1 shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns (shown for Class R1 shares only)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock Disciplined Value International Fund - Classes R1, R3 and R5) | (Disciplined Value International Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
(John Hancock Disciplined Value International Fund - Classes R1, R3 and R5) | (Disciplined Value International Fund) | Class R1
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other Expenses Over Asstes	rr_OtherExpensesOverAssets	0.74%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.14%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,439
Annual Return 2012	rr_AnnualReturn2012	16.89%
Annual Return 2013	rr_AnnualReturn2013	29.84%
Annual Return 2014	rr_AnnualReturn2014	(5.03%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2015, was –1.43%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.43%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '13, 11.58%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q2 '12, –6.39%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.39%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Performance Table Heading	rr_PerformanceTableHeading
1 Year	rr_AverageAnnualReturnYear01	(5.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
(John Hancock Disciplined Value International Fund - Classes R1, R3 and R5) | (Disciplined Value International Fund) | Class R1 | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(6.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
(John Hancock Disciplined Value International Fund - Classes R1, R3 and R5) | (Disciplined Value International Fund) | Class R1 | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
(John Hancock Disciplined Value International Fund - Classes R1, R3 and R5) | (Disciplined Value International Fund) | Class R3
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other Expenses Over Asstes	rr_OtherExpensesOverAssets	0.64%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.04%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	599
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,060
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,335
1 Year	rr_AverageAnnualReturnYear01	(5.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
(John Hancock Disciplined Value International Fund - Classes R1, R3 and R5) | (Disciplined Value International Fund) | Class R5
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other Expenses Over Asstes	rr_OtherExpensesOverAssets	0.54%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[7]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	414
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	747
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,688
1 Year	rr_AverageAnnualReturnYear01	(5.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
(John Hancock Disciplined Value International Fund - Class NAV) | (Disciplined Value International Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity and equity-related securities issued by non-U.S. companies of any capitalization size. The fund may invest in all types of equity and equity-related securities, including, without limitation, exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, shares of other investment companies (including exchange-traded funds (ETFs)), real estate investment trusts (REITs), and equity participations. Equity participations are loans that give the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The fund defines non-U.S. companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits, from businesses, investments, or sales outside of the United States. The fund's non-U.S. investments, which may be denominated in U.S. or foreign currencies, primarily focus on developed markets, but may include emerging- and frontier-market investments.

The fund generally invests in the equity securities of issuers the manager believes are undervalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis of issuer-specific factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow.

The fund may invest in derivatives. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include put and call options, futures, forward contracts, and swaps. The fund may invest up to 15% of its net assets in illiquid securities and may participate as a purchaser in Initial Public Offerings (IPOs). The fund may also seek to increase its income by lending portfolio securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closed transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: foreign currency forward contracts, futures contracts, options, and swaps. Futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. An impairment of a fund's ability to sell securities or close derivative positions at advantageous prices exposes the fund to liquidity risk. Liquidity risk may result from reduced market activity or participation, legal restrictions, or other economic and market impediments.

Participatory notes risk. Due to transaction costs and other expenses, participatory notes (p-notes) will not replicate exactly the performance of their underlying securities. P-notes are general unsecured contractual obligations that are subject to liquidity risk and a high degree of counterparty risk.

Preferred stock risk. Preferred stock generally ranks senior to common stock with respect to dividends and liquidation but ranks junior to debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock may be subject to optional or mandatory redemption provisions.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Small and mid-size company risk. Small and mid-size companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

The fund is the successor to Robeco Boston Partners International Equity Fund, a series of The RBB Fund, Inc. (the predecessor fund), which commenced operations on December 30, 2011. Class R6 and Class NAV shares commenced operations on September 29, 2014 and April 13, 2015, respectively. The returns prior to the commencement date of Class NAV shares are those of Class R6 shares. The returns prior to the commencement date of Class R6 shares is the actual performance of the sole share class of the predecessor fund and has not been adjusted to reflect the fees and expenses of Class R6 shares. As a result, the performance shown below may be higher than if adjusted to reflect the fees and expenses of Class R6 shares.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2015, was –1.43%. Best quarter: Q3 '13, 11.58% Worst quarter: Q2 '12, –6.39%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/14
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
(John Hancock Disciplined Value International Fund - Class NAV) | (Disciplined Value International Fund) | MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
(John Hancock Disciplined Value International Fund - Class NAV) | (Disciplined Value International Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Other Expenses Over Asstes	rr_OtherExpensesOverAssets	0.47%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	392
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	710
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,610
Annual Return 2012	rr_AnnualReturn2012	16.89%
Annual Return 2013	rr_AnnualReturn2013	29.84%
Annual Return 2014	rr_AnnualReturn2014	(5.03%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2015, was –1.43%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.43%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: Q3 '13, 11.58%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: Q2 '12, –6.39%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.39%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
1 Year	rr_AverageAnnualReturnYear01	(5.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
(John Hancock Disciplined Value International Fund - Class NAV) | (Disciplined Value International Fund) | Class NAV | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(6.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
(John Hancock Disciplined Value International Fund - Class NAV) | (Disciplined Value International Fund) | Class NAV | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011

[1]	(on certain purchases, including those of $1 million or more)
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	The advisor contractually agrees to reduce its management fee or, if necessary, make payments to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.95% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) Rule 12b-1 fees, (f) transfer agent fees and service fees, (g) shareholder servicing fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. The advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. Each agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	"Service plan fee" has been restated to reflect maximum allowable fees.
[5]	The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[6]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3, and Class R5 shares.
[7]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.95% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund-level operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) Rule 12b-1 fees, (f) transfer agent fees and service fees, (g) shareholder servicing fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[8]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
[9]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.95% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund-level operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) Rule 12b-1 fees, (f) transfer agent fees and service fees, (g) shareholder servicing fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.